INVESTMENT SECURITIES, RELATED PARTY (Tables)	12 Months Ended
Sep. 30, 2024
Investment Securities Related Party
SCHEDULE OF DIVIDEND INCOME

Fair Value of Intellectual Property	$300,000
Prepaid Expenses	65,661
Due from Employee	0
Note Receivable	40000
Accrued Interest Receivable	35,000
Investment Securities	258,255
Convertible Note Receivable	10,000
Accounts Payable	30,563
Notes Payable	400,000
Accrued Expenses Related Parties	162,011
Notes Payable Related Party	0
Accrued Expenses	647,072
Enterprise Value	1,948,562
Less: Total Debt	(1,239,646)
Portion of Enterprise Value Attributable to Shareholders	$708,916
Fair Value per Shares	$0.0155

SCHEDULE OF INVESTMENT SECURITIES

The abovementioned constitute the Company’s sole related party investment securities as of September 30, 2024.

As of September 30, 2024:

470,588 Common Shares of Zander Therapeutics, Inc.

Basis	Fair Value	Total Unrealized Gains	Net Unrealized Gain or (Loss) realized during the quarter ended September 30, 2024
$5,741	$6,496	$755	$(0)

725,000 Series M Preferred of Zander Therapeutics, Inc.

Basis	Fair Value	Total Unrealized Loss	Net Unrealized Gain or (Loss) realized during the quarter ended September 30, 2024
$13,124	$11,238	$(1,866)	$(0)